UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors, LLC
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2005

DATE OF REPORTING PERIOD:  January 1, 2005 through June 30, 2005

ITEM 1. REPORTS TO SHAREHOLDERS.


                                 [PHOTO OMITTED]

                                          CALAMOS(R) GROWTH AND INCOME PORTFOLIO

                                                 SEMIANNUAL REPORT JUNE 30, 2005

                                                                 [LOGO](R)
                                                          CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter ........................................................    1

Management Review and Outlook .............................................    2

Performance ...............................................................    4

Portfolio Managers ........................................................    5

Expense Overview ..........................................................    6

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................   10

Statement of Operations ...................................................   11

Statement of Changes In Net Assets ........................................   12

Notes to Financial Statements .............................................   13

Financial Highlights ......................................................   17

President's Letter

[PHOTO OMITTED]

Dear Contract Owners:

For the six month period ended June 30, 2005, the Calamos Growth and Income Portfolio, offered through the Kansas City Life Century II Variable Products, declined 0.48%, just ahead of the S&P 500 Index, which declined 0.81%. Its return was also well ahead of the Value Line Convertible Index, which declined 2.43%, and the Merrill Lynch All U.S. Convertible Index (VXA0), which declined 3.45%.

This performance reflects our balanced approach to managing the Portfolio. By combining convertible bonds and equities, we seek to capture most of the stock market's upside potential while limiting downside risk. During the past six months, we positioned the Portfolio for greater equity sensitivity based on our generally positive view of the economy. This positioning hurt the Portfolio during the market's more defensive approach earlier in the period, while it helped at the end of the period as the market gained greater recognition of the economy's underlying strengths. More information on the performance of the Portfolio can be found in the enclosed Management Review and Outlook.

We are pleased to be included in the Century II lineup, and we thank you for your ongoing investment in the Calamos Growth and Income Portfolio.

Sincerely,


/s/ John P. Calamos

JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer

GROWTH AND INCOME PORTFOLIO

The views expressed in this report reflect those of Calamos Advisors LLC, only through June 30, 2005. The advisor's views are subject to change at any time based on market and other conditions.


                                                  Growth and Income Portfolio
                                        President's Letter  SEMIANNUAL REPORT  1

Management Review and Outlook

What is the Growth and Income Portfolio and who should invest in it?

The Calamos Growth and Income Portfolio seeks to maintain a consistent balance of risk and reward throughout all market cycles. It does so by dynamically allocating among three different types of securities: stocks, bonds and convertibles.

At different points in the market cycle, the Portfolio will be more "equity-sensitive," looking to capture most--if not all--of the equity market's upside movement. At other times, the Portfolio will be more "defensive" with a view of providing greater protection against market declines. And, at other times, the Portfolio will attempt to balance these two approaches.

At the core of the Portfolio's strategy are convertibles, a "hybrid" that combines some of the characteristics of stocks and bonds. Like a bond, a convertible generally pays interest on a regular basis. However, as its name implies, a convertible can convert, or be exchanged for equity, offering greater upside potential than a "straight" bond.

What factors had a significant impact on the Calamos Growth and Income
Portfolio?

The first half of 2005 was difficult for both the convertible and equity markets. Convertible securities endured overselling by hedge funds (especially those practicing a convertible arbitrage strategy), while equities were held back by concerns about oil prices, inflation, a housing bubble and overall economic growth.

In the equity market, Energy was the clear winner for the first half of 2005, with the Utilities and Health Care sectors also posting solid returns. Among convertible securities, we saw positive performance from Telecommunications Services, Financials and Consumer Staples. Consumer Discretionary and Information Technology were the laggards in both the equity and the convertible markets. Although we did overweight both those sectors during the first half of 2005 (consistent with our outlook discussed below), our individual security selection in these areas actually helped the Portfolio to outperform both the equity and convertible indexes. As for Energy, our Portfolio has had a considerable overweight to that sector, and our selections within the sector have done quite well on a relative and absolute basis.


   Growth and Income Portfolio
2  SEMIANNUAL REPORT  Management Review and Outlook

                                                   Management Review and Outlook

We did outperform our convertible index (the Value Line Convertible Bond Index) by a wider margin than the equity index (the S&P 500 Index), mainly due to the fact that equities did better than convertibles over the period and that the Portfolio has a sizable allocation to equities. Additionally, those convertible securities that we do own tend to be more equity-sensitive than those in the convertible index, further enhancing relative performance. Finally, within our convertible allocation, we tend to hold securities of a higher credit quality than that of the index, particularly within the below investment grade group. Here, our selected securities substantially outperformed the index's allocation to below investment grade convertibles.

What is the outlook for the Calamos Growth and Income Portfolio?

Given the tremendous selling pressure on convertible securities so far in 2005 and historically the short-term nature of this kind of sell-off, we are optimistic about convertibles in the second half of 2005. We think that convertible valuations are at their most attractive levels since the late 1980s and are positioning the Portfolio to take advantage of this undervaluation. As for equities, we continue to maintain our opinion that the economy is strong and in the middle phase of a cycle that we feel can persist for a long period of time. Inflation is tame, growth is persistent, and macroeconomic numbers continue to offer consistently positive indications of the underlying strength of the economy. We thus remain invested in companies which we believe will benefit from an expanding economy, such as those that benefit from additional business and consumer spending.


                                                  Growth and Income Portfolio
                             Management Review and Outlook  SEMIANNUAL REPORT  3

Performance

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN* AS OF 6/30/05

                                                             SINCE INCEPTION
1 YEAR              3 YEARS              5 YEARS         (5/19/1999 - 6/30/2005)
 6.83%               10.06%               5.24%                   8.56%

Performance shown is past and is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns are net of all fees and expenses incurred by the Portfolio.

*Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Returns do not include sales or redemption charges. Returns do no reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Note: Without expense limits the Porfolio's total return would have been lower.
--------------------------------------------------------------------------------

GROWTH OF $10,000
Based on a hypothetical investment made in the Fund

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             INVESTMENT VALUE TABLE

                       CALAMOS GROWTH AND INCOME PORTFOLIO

Instrument Inception (5/19/1999 to 6/30/2005)

Initial Investment:                                                       10,000
Intervals:                                                               Monthly
Currency:                                                   United States dollar

Fund Number:                                                                0602

                    CALAMOS GROWTH AND INCOME PORTFOLIO    S&P 500 INDEX - DIVS REINVESTED       VALUE LINE CONVERTIBLE BOND INDEX

         DATE            NO LOAD               LOAD           NO LOAD               LOAD
      05/19/1999          10,000             10,000            10,000             10,000                                     10,000
      05/31/1999           9,860              9,860             9,688              9,688         0.51        0.0051          10,051
      06/30/1999          10,290             10,290            10,226             10,226         1.96        0.0196          10,248
      07/31/1999          10,140             10,140             9,907              9,907            0             0          10,248
      08/31/1999          10,150             10,150             9,858              9,858        -1.01       -0.0101          10,144
      09/30/1999          10,060             10,060             9,587              9,587        -0.01       -0.0001          10,143
      10/31/1999          10,450             10,450            10,194             10,194         1.52        0.0152          10,298
      11/30/1999          11,040             11,040            10,401             10,401         3.94        0.0394          10,703
      12/31/1999          12,319             12,319            11,014             11,014         4.49        0.0449          11,184
      01/31/2000          11,905             11,905            10,460             10,460         0.88        0.0088          11,282
      02/29/2000          12,764             12,764            10,262             10,262         4.06        0.0406          11,740
      03/31/2000          12,856             12,856            11,266             11,266         1.83        0.0183          11,955
      04/30/2000          12,542             12,542            10,927             10,927        -9.31       -0.0931          10,842
      05/31/2000          12,105             12,105            10,703             10,703        -1.46       -0.0146          10,684
      06/30/2000          12,797             12,797            10,967             10,967          5.8         0.058          11,304
      07/31/2000          12,685             12,685            10,796             10,796        -2.55       -0.0255          11,015
      08/31/2000          13,740             13,740            11,466             11,466         4.51        0.0451          11,512
      09/30/2000          13,698             13,698            10,861             10,861        -1.37       -0.0137          11,354
      10/31/2000          13,173             13,173            10,815             10,815        -5.62       -0.0562          10,716
      11/30/2000          12,383             12,383             9,962              9,962           -5         -0.05          10,181
      12/31/2000          13,023             13,023            10,011             10,011        -1.46       -0.0146          10,032
      01/31/2001          13,119             13,119            10,366             10,366         7.94        0.0794          10,828
      02/28/2001          12,610             12,610             9,421              9,421         -2.5        -0.025          10,558
      03/31/2001          12,272             12,272             8,824              8,824        -7.02       -0.0702           9,817
      04/30/2001          12,688             12,688             9,510              9,510          6.8         0.068          10,484
      05/31/2001          12,763             12,763             9,574              9,574         2.74        0.0274          10,771
      06/30/2001          12,644             12,644             9,341              9,341        -1.25       -0.0125          10,637
      07/31/2001          12,580             12,580             9,249              9,249        -1.79       -0.0179          10,446
      08/31/2001          12,397             12,397             8,670              8,670        -0.92       -0.0092          10,350
      09/30/2001          11,572             11,572             7,970              7,970        -6.98       -0.0698           9,628
      10/31/2001          11,669             11,669             8,122              8,122         1.53        0.0153           9,775
      11/30/2001          12,158             12,158             8,745              8,745         3.94        0.0394          10,160
      12/31/2001          12,389             12,389             8,821              8,821         1.26        0.0126          10,288
      01/31/2002          12,455             12,455             8,692              8,692         0.24        0.0024          10,313
      02/28/2002          12,312             12,312             8,525              8,525        -2.89       -0.0289          10,015
      03/31/2002          12,699             12,699             8,845              8,845         3.55        0.0355          10,370
      04/30/2002          12,832             12,832             8,309              8,309        -1.15       -0.0115          10,251
      05/31/2002          12,976             12,976             8,248              8,248        -0.77       -0.0077          10,172
      06/30/2002          12,393             12,393             7,660              7,660        -5.33       -0.0533           9,630
      07/31/2002          11,680             11,680             7,063              7,063        -5.92       -0.0592           9,060
      08/31/2002          11,869             11,869             7,110              7,110         1.15        0.0115           9,164
      09/30/2002          11,318             11,318             6,337              6,337        -2.45       -0.0245           8,940
      10/31/2002          11,520             11,520             6,895              6,895          2.2         0.022           9,136
      11/30/2002          12,195             12,195             7,301              7,301         5.36        0.0536           9,626
      12/31/2002          11,881             11,881             6,872              6,872         1.52        0.0152           9,772
      01/31/2003          12,006             12,006             6,692              6,692          2.9         0.029          10,056
      02/28/2003          11,927             11,927             6,591              6,591         0.04        0.0004          10,060
      03/31/2003          11,954             11,954             6,655              6,655         1.65        0.0165          10,226
      04/30/2003          12,687             12,687             7,203              7,203         4.95        0.0495          10,732
      05/31/2003          13,328             13,328             7,583              7,583         4.11        0.0411          11,173
      06/30/2003          13,439             13,439             7,680              7,680         1.35        0.0135          11,324
      07/31/2003          13,520             13,520             7,815              7,815         1.84        0.0184          11,532
      08/31/2003          13,763             13,763             7,967              7,967        -0.67       -0.0067          11,455
      09/30/2003          13,744             13,744             7,883              7,883        -1.28       -0.0128          11,308
      10/31/2003          14,302             14,302             8,329              8,329         2.55        0.0255          11,597
      11/30/2003          14,651             14,651             8,402              8,402         1.49        0.0149          11,769
      12/31/2003          14,941             14,941             8,843              8,843         3.14        0.0314          12,139
      01/31/2004          15,504             15,504             9,005              9,005          1.8         0.018          12,357
      02/29/2004          15,610             15,610             9,130              9,130         0.72        0.0072          12,446
      03/31/2004          15,574             15,574             8,992              8,992         2.77        0.0277          12,791
      04/30/2004          14,914             14,914             8,851              8,851        -1.28       -0.0128          12,627
      05/31/2004          15,126             15,126             8,973              8,973        -0.03       -0.0003          12,624
      06/30/2004          15,464             15,464             9,147              9,147          1.2         0.012          12,775
      07/31/2004          14,920             14,920             8,845              8,845        -2.21       -0.0221          12,493
      08/31/2004          14,826             14,826             8,880              8,880         -0.7        -0.007          12,405
      09/30/2004          15,225             15,225             8,976              8,976          2.2         0.022          12,678
      10/31/2004          15,296             15,296             9,114              9,114         1.03        0.0103          12,809
      11/30/2004          16,207             16,207             9,482              9,482         3.21        0.0321          13,220
      12/31/2004          16,600             16,600             9,805              9,805         2.58        0.0258          13,561
      01/31/2005          16,172             16,172             9,566              9,566        -1.98       -0.0198          13,293
      02/28/2005          16,528             16,528             9,767              9,767         0.66        0.0066          13,380
      03/31/2005          16,338             16,338             9,594              9,594        -2.54       -0.0254          13,041
      04/30/2005          15,596             15,596             9,412              9,412         -2.7        -0.027          12,688
      05/31/2005          16,182             16,182             9,712              9,712        -0.29       -0.0029          12,652
      06/30/2005          16,520             16,520             9,726              9,726         4.59        0.0459          13,232

** Index data shown is from 5/31/99, since comparative index data is available only for full monthly periods.

PORTFOLIO ASSET ALLOCATION
AS OF 6/30/05

CONVERTIBLE                                   50%
CONVERTIBLE PREFERRED                         10%
COMMON STOCKS                                 38%
SHORT-TERM INVESTMENTS                         2%

Portfolio asset allocation is based on total investments less cash collateral for securities on loan.

--------------------------------------------------------------------------------
SECTOR ALLOCATION AS OF 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY                     20.5%
HEALTH CARE                                16.1%
FINANCIALS                                 16.0%
INFORMATION TECHNOLOGY                     15.5%
ENERGY                                     14.0%
INDUSTRIALS                                 7.8%
CONSUMER STAPLES                            3.0%
UTILITIES                                   2.8%
MATERIALS                                   2.4%
TELECOMMUNICATION SERVICES                  1.9%
--------------------------------------------------------------------------------

Sector allocations are based on total investments (excluding security lending collateral and short-term investments) and may vary over time.


   Growth and Income Portfolio
4  SEMIANNUAL REPORT  Performance

Portfolio Managers

[PHOTO OMITTED]

JOHN P. CALAMOS, SR.
CHAIRMAN, CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

John P. Calamos, Sr., the founder of Calamos Advisors LLC, has pioneered investment strategies and techniques to help manage risk for major institutional and individual investors throughout the country. Spanning nearly 30 years, his experience includes a long and successful history of using investment techniques designed to help control risk during volatile market periods.

Mr. Calamos received his undergraduate degree in Economics and M.B.A. in Finance from the Illinois Institute of Technology. Joining the United States Air Force after graduation, he served as a combat pilot during the Vietnam War, ultimately earning the rank of Major.

Mr. Calamos is a member of the Investment Analysts Society of Chicago. A frequent speaker at investment seminars and conferences, he has taught graduate level courses on finance and investments and is often quoted as an authority on risk-managed investment strategies in BARRON'S, FORTUNE, FORBES, PENSIONS & INVESTMENTS, FINANCIAL WORLD, NATION'S BUSINESS, WALL STREET JOURNAL, and on CNBC and Bloomberg. Mr. Calamos has written two books: INVESTING IN CONVERTIBLE
SECURITIES: YOUR COMPLETE GUIDE TO THE RISKS AND REWARDS and CONVERTIBLE
SECURITIES: THE LATEST INSTRUMENTS, PORTFOLIO STRATEGIES, AND VALUATION ANALYSIS. The author of a chapter on convertibles for the PENSION INVESTMENT HANDBOOK by Ibbotson Associates, he has also written articles for publications such as PERSONAL FINANCIAL PLANNING, PENSION WORLD, PENSIONS & INVESTMENTS, JOURNAL OF INVESTING and FINANCIAL EXECUTIVE.

[PHOTO OMITTED]

NICK P. CALAMOS
CFA, SENIOR EXECUTIVE VICE PRESIDENT, CO-CHIEF INVESTMENT OFFICER

As Head of Investments, Nick P. Calamos oversees research and portfolio management for Calamos Investments' family of mutual funds, closed-end funds and separately managed accounts. He has been a key architect in the portfolio management and development of investment strategies across equities, high yield bonds, convertible securities and alternative investments, using proprietary tools and processes. He received his undergraduate degree in Economics from Southern Illinois University and an M.S. in Finance from Northern Illinois University. He joined the firm in 1983.

A Chartered Financial Analyst (CFA), Nick is a member of the Investment Analysts Society of Chicago. His book, CONVERTIBLE ARBITRAGE: INSIGHTS AND TECHNIQUES FOR SUCCESSFUL HEDGING, was released in July 2003. He is often quoted in the press, including WALL STREET JOURNAL, BARRON'S, FORTUNE, BUSINESSWEEK and PENSIONS & INVESTMENTS. He has also appeared on CNBC, CNNfn, Bloomberg TV, and Wall $treet Week with Fortune.


                                                  Growth and Income Portfolio
                                        Portfolio Managers  SEMIANNUAL REPORT  5

Expense Overview

As a shareholder of a mutual fund, you incur two types of costs. You incur:

1.) Transactions costs, including sales charges, or loads, on purchase payments, reinvested dividends, redemption fees or other distributions.

2.) Ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period. It is intended to help you understand the ongoing costs associated with investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL--In this chart, you'll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in the Portfolio, simply divide $8,600 by $1,000, then multiply that result by the figure in the "Actual Expenses per $1,000" row. (In this example, you would multiply 8.6 times the figure.)

HYPOTHETICAL--In this chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from January 1, 2005 through June 30, 2005, and the hypothetical returns, after expenses, you would have earned during that time based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the Portfolio to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the table are meant to highlight your ongoing cost only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, January 1, 2005, and held through June 30, 2005.

ACTUAL EXPENSES PER $1,000*                                           $    6.33
ENDING VALUE                                                          $  995.20
--------------------------------------------------------------------------------

HYPOTHETICAL EXPENSES PER $1,000*                                     $    6.41
ENDING VALUE                                                          $1,018.45
--------------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIO                                                   1.28%
--------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365.


   Growth and Income Portfolio
6  SEMIANNUAL REPORT  Expense Overview

Schedule of Investments

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (49.8%)
             CONSUMER DISCRETIONARY (9.3%)
$  135,000   Caesars Entertainment, Inc.++
             3.141%, 04/15/24                                      $    170,680
   340,000   Carnival Corp.
             0.000%, 10/24/21                                           309,400
    90,000   CKE Restaurants, Inc.
             4.000%, 10/01/23                                           150,187
   250,000   Eastman Kodak Company^
             3.375%, 10/15/33                                           269,375
   230,000   Goodyear Tire & Rubber Company*
             4.500%, 06/15/34                                           321,138
             Liberty Media Corp. (Time Warner)
   540,000   0.750%, 03/30/23^                                          572,400
   200,000   0.750%, 03/30/23*                                          212,000
    85,000   Lions Gate Entertainment Corp.*
             3.625%, 03/15/25                                            85,956
   335,000   Omnicom Group, Inc.^
             0.000%, 02/07/31                                           329,556
    70,000   Playboy Enterprises, Inc.*
             3.000%, 03/15/25                                            67,813
   360,000   Royal Caribbean Cruises, Ltd.
             0.000%, 02/02/21                                           208,800
   150,000   Starwood Hotels & Resorts Worldwide, Inc.
             3.500%, 05/16/23                                           180,563
   260,000   Walt Disney Company
             2.125%, 04/15/23                                           268,125
                                                                   ------------
                                                                      3,145,993
                                                                   ------------
             CONSUMER STAPLES (1.4%)
   100,000   Bunge, Ltd.
             3.750%, 11/15/22                                           198,000
   200,000   Church & Dwight Company, Inc.*
             5.250%, 08/15/33                                           265,750
                                                                   ------------
                                                                        463,750
                                                                   ------------
             ENERGY (6.6%)
   165,000   Cal Dive International, Inc.*
             3.250%, 12/15/25                                           182,737
   140,000   Grey Wolf, Inc.
             3.750%, 05/07/23                                           177,975
   530,000   Halliburton Company, Inc.^
             3.125%, 07/15/23                                           735,375
   245,000   Massey Energy Company*
             2.250%, 04/01/24                                           316,969
   340,000   Nabors Industries, Inc.
             0.000%, 06/15/23                                           351,475
    50,000   OMI Corp.*
             2.875%, 12/01/24                                            46,812
   225,000   Schlumberger, NV (Schlumberger, Ltd.)
             2.125%, 06/01/23                                           253,688
   125,000   Veritas DGC, Inc.*++
             2.660%, 03/15/24                                           166,328
                                                                   ------------
                                                                      2,231,359
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
             FINANCIALS (9.8%)
$  330,000   Bank of America Corp. (NASDAQ 100)
             0.250%, 01/26/10                                      $    327,129
   150,000   BlackRock, Inc.*
             2.625%, 02/15/35                                           152,062
   105,000   CapitalSource, Inc.*
             3.500%, 07/15/34                                            95,550
   300,000   Deutsche Bank, LUX (USA Interactive)*++
             3.410%, 05/01/12                                           363,840
             HCC Insurance Holdings, Inc.
    75,000   1.300%, 04/01/23                                            85,687
    70,000   2.000%, 09/01/21                                            84,613
   420,000   Host Marriott Corp.*^
             3.250%, 04/15/24                                           467,775
   160,000   Lehman Brothers Holdings, Inc.
             (Pacificare Health Systems, Humana)
             0.250%, 12/06/11                                           216,600
   150,000   Markel Corp.
             0.000%, 06/05/31                                            60,188
   330,000   Merrill Lynch & Company, Inc.^
             0.000%, 03/13/32                                           330,825
   160,000   Morgan Stanley (Anadarko, Diamond)
             0.250%, 12/30/11                                           196,900
   530,000   Morgan Stanley (Bristol Myers, Biogen,
             Merck)
             0.250%, 04/01/09                                           464,081
   119,000   Providian Financial Corp.
             4.000%, 05/15/08                                           163,030
   300,000   Select Insurance Group
             1.615%, 09/24/32                                           196,500
    85,000   Silicon Valley Bancshares*
             0.000%, 06/15/08                                           120,913
                                                                   ------------
                                                                      3,325,693
                                                                   ------------
             HEALTH CARE (9.6%)
   175,000   Cephalon, Inc.^
             0.000%, 06/15/33                                           147,787
    80,000   Conmed Corp.
             2.500%, 11/15/24                                            81,500
   190,000   Cytyc Corp.*^
             2.250%, 03/15/24                                           186,675
    48,000   First Horizon Pharmaceutical Corp.*
             1.750%, 03/08/24                                            47,760
   100,000   Genesis Healthcare Corp.*
             2.500%, 03/15/25                                           107,625
   150,000   Health Management Associates, Inc.^
             1.500%, 08/01/23                                           162,750
   150,000   Henry Schein, Inc.
             3.000%, 08/15/34                                           168,375
   360,000   Invitrogen Corp.^
             1.500%, 02/15/24                                           348,300
   310,000   IVAX Corp.^
             1.875%, 12/15/24                                           358,437
   330,000   Medtronic, Inc.^
             1.250%, 09/15/21                                           328,763


                                                  Growth and Income Portfolio
                                   Schedule of Investments  SEMIANNUAL REPORT  7

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
             SFBC International, Inc.
$  137,000   2.250%, 08/15/24*                                     $    156,523
    65,000   2.250%, 08/15/24^                                           74,263
             Teva Pharmaceutical Industries, Ltd.^
   230,000   0.250%, 02/01/24                                           229,138
   150,000   0.500%, 02/01/24                                           147,750
   320,000   Thoratec Corp.^
             1.380%, 05/16/34                                           187,200
   180,000   Valeant Pharmaceuticals International^
             4.000%, 11/15/13                                           155,025
   208,000   WebMD Corp.
             1.750%, 06/15/23                                           193,440
   160,000   Wyeth++
             2.390%, 01/15/24                                           164,670
                                                                   ------------
                                                                      3,245,981
                                                                   ------------
             INDUSTRIALS (3.4%)
   150,000   Armor Holdings, Inc.^
             2.000%, 11/01/24                                           146,625
   335,000   Lockheed Martin Corp.++
             3.018%, 08/15/33                                           358,252
   270,000   Roper Industries, Inc.^
             1.481%, 01/15/34                                           140,737
   100,000   Titan International, Inc.*
             5.250%, 07/26/09                                           125,000
   265,000   Tyco International, Ltd.*
             3.125%, 01/15/23                                           367,688
    30,000   United Industrial Corp.*^
             3.750%, 09/15/24                                            33,750
                                                                   ------------
                                                                      1,172,052
                                                                   ------------
             INFORMATION TECHNOLOGY (5.8%)
   185,000   ADC Telecommunications, Inc.^
             1.000%, 06/15/08                                           183,612
   285,000   Anixter International, Inc.
             0.000%, 07/07/33                                           152,831
   200,000   BearingPoint, Inc.*
             2.500%, 12/15/24                                           177,500
   110,000   CSG Systems International, Inc.*
             2.500%, 06/15/24                                           101,887
   150,000   Digital River, Inc.*
             1.250%, 01/01/24                                           149,063
   200,000   Euronet Worldwide, Inc.*
             1.625%, 12/15/24                                           215,250
   190,000   Juniper Networks, Inc.*
             0.000%, 06/15/08                                           253,413
    50,000   M-Systems Flash Disk Pioneers Ltd.*
             1.000%, 03/15/35                                            44,250
   160,000   Micron Technology, Inc.^
             2.500%, 02/01/10                                           160,400
   180,000   Serena Software, Inc.^
             1.500%, 12/15/23                                           182,925
   365,000   Sybase, Inc.*^
             1.750%, 02/22/25                                           349,944
                                                                   ------------
                                                                      1,971,075
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
             MATERIALS (2.0%)
$  300,000   Anglo American, PLC
             3.375%, 04/17/07                                      $    332,638
   200,000   Century Aluminum Company*
             1.750%, 08/01/24                                           180,500
   115,000   Freeport-McMoRan Copper & Gold, Inc.
             7.000%, 02/11/11                                           157,550
                                                                   ------------
                                                                        670,688
                                                                   ------------
             TELECOMMUNICATION SERVICES (1.9%)
   135,000   Nextel Partners, Inc.^
             1.500%, 11/15/08                                           268,481
   270,000   NII Holdings, Inc.
             2.875%, 02/01/34                                           362,475
                                                                   ------------
                                                                        630,956
                                                                   ------------
             TOTAL CONVERTIBLE BONDS
             (Cost $16,031,879)                                      16,857,547
                                                                   ============

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (10.0%)
             CONSUMER DISCRETIONARY (1.5%)
    12,800   Ford Motor Company Capital Trust II
             6.500%                                                     516,224
                                                                   ------------
             ENERGY (3.5%)
     2,000   Amerada Hess Corp.
             7.000%                                                     183,260
       500   Chesapeake Energy Corp.*
             5.000%                                                      57,187
    12,000   Valero Energy Corp.
             2.000%                                                     943,500
                                                                   ------------
                                                                      1,183,947
                                                                   ------------
             FINANCIALS (3.5%)
     5,350   Genworth Financial, Inc.
             6.000%                                                     183,773
     4,320   Hartford Financial Services Group, Inc.
             7.000%                                                     298,944
     5,000   IndyMac Bancorp, Inc.
             6.000%                                                     332,375
     3,400   Morgan Stanley (Nuveen Investments)
             5.875%                                                     125,242
     4,400   Washington Mutual, Inc.
             5.375%                                                     233,200
                                                                   ------------
                                                                      1,173,534
                                                                   ------------
             HEALTH CARE (0.5%)
     2,800   Baxter International, Inc.
             7.000%                                                     154,812
                                                                   ------------
             INFORMATION TECHNOLOGY (0.6%)
       200   Lucent Technologies, Inc.
             7.750%                                                     194,650
                                                                   ------------


   Growth and Income Portfolio
8  SEMIANNUAL REPORT  Schedule of Investments

               See accompanying Notes to Schedule of Investments.

                                                         Schedule of Investments

JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             MATERIALS (0.4%)
       700   Phelps Dodge Corp.
             6.750%                                                $    137,375
                                                                   ------------
             TOTAL CONVERTIBLE PREFERRED
             STOCKS
             (Cost $2,606,154)                                        3,360,542
                                                                   ------------
COMMON STOCKS (37.8%)
             CONSUMER DISCRETIONARY (8.0%)
     3,175   Carnival Corp.^                                            173,196
       400   Genuine Parts Company                                       16,436
     7,100   H&R Block, Inc.^                                           414,285
     9,000   Home Depot, Inc.                                           350,100
     4,400   Jack in the Box, Inc.#^                                    166,848
     3,800   Omnicom Group, Inc.                                        303,468
     3,700   Reebok International, Ltd.^                                154,771
     6,310   Starbucks Corp.#                                           325,975
    17,500   Walt Disney Company                                        440,650
     7,300   YUM! Brands, Inc.                                          380,184
                                                                   ------------
                                                                      2,725,913
                                                                   ------------
             CONSUMER STAPLES (1.5%)
    24,000   Archer-Daniels-Midland Company                             513,120
                                                                   ------------
             ENERGY (3.6%)
     2,350   Anadarko Petroleum Corp.                                   193,053
     5,000   Forest Oil Corp.#^                                         210,000
     2,750   Nabors Industries Ltd.#                                    166,705
     5,000   Noble Energy, Inc.                                         378,250
     7,666   XTO Energy, Inc.                                           260,567
                                                                   ------------
                                                                      1,208,575
                                                                   ------------
             FINANCIALS (3.4%)
     6,000   Allstate Corp.                                             358,500
     1,100   BlackRock, Inc.                                             88,495
     3,000   Goldman Sachs Group, Inc.^                                 306,060
     2,940   Prudential Financial, Inc.                                 193,040
     5,000   Washington Mutual, Inc.^                                   203,450
                                                                   ------------
                                                                      1,149,545
                                                                   ------------
             HEALTH CARE (5.7%)
     1,700   Alcon, Inc.^                                               185,895
     9,400   HCA, Inc.                                                  532,698
    16,600   UnitedHealth Group, Inc.                                   865,524
     4,788   WellPoint, Inc.#                                           333,436
                                                                   ------------
                                                                      1,917,553
                                                                   ------------
             INDUSTRIALS (4.2%)
     6,000   Boeing Company                                             396,000
    10,000   Burlington Northern Santa Fe Corp.                         470,800
     4,072   L-3 Communications Holdings                                311,834
     6,000   Raytheon Company                                           234,720
                                                                   ------------
                                                                      1,413,354
                                                                   ------------

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (8.7%)
     4,200   Anixter International, Inc.#^                         $    156,114
    17,300   Autodesk, Inc.                                             594,601
     9,500   Infosys Technologies, Ltd.^                                735,965
    15,800   Microsoft Corp.                                            392,472
    12,716   Motorola, Inc.                                             232,194
    32,000   Nokia Corp.^                                               532,480
    11,250   NVIDIA Corp.#^                                             300,600
                                                                   ------------
                                                                      2,944,426
                                                                   ------------
             UTILITIES (2.7%)
    56,000   AES Corp.#                                                 917,280
                                                                   ------------
             TOTAL COMMON STOCKS
             (Cost $10,261,624)                                      12,789,766
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.6%)
$ 884,000    Citigroup, Inc.
             3.320%, 07/01/05
             (Cost $884,000)                                            884,000
                                                                   ------------

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (27.2%)
 9,190,199   Bank of New York Institutional
             Cash Reserve Fund
             current rate 3.319%
             (Cost $9,190,199)                                        9,190,199
                                                                   ------------
TOTAL INVESTMENTS (127.4%)
   (Cost $38,973,856)                                                43,082,054
                                                                   ============

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-27.2%)                   (9,190,199)
                                                                   ------------
LIABILITIES, LESS OTHER ASSETS (-0.2%)                                  (64,079)
                                                                   ------------
NET ASSETS (100.0%)                                                $ 33,827,776
                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2005, the market value of 144A securities that could not be exchanged to the registered form was $2,333,199 or 6.9% of net assets.

#     Non-income producing security.

^     Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at June 30, 2005.


                                                  Growth and Income Portfolio
                                   Schedule of Investments  SEMIANNUAL REPORT  9

                 See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $38,973,856)                                  $ 43,082,054
Cash with custodian (interest bearing)                                              788
Accrued interest and dividends                                                   99,528
Receivable for investments sold                                                  58,147
Receivable for Fund shares sold                                                   5,618
Prepaid expenses                                                                  3,066
Other assets                                                                     21,377
---------------------------------------------------------------------------------------
       Total assets                                                          43,270,578
---------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Payable upon return of securities loaned                                      9,190,199
Payable for investments purchased                                               184,415
Payable for Fund shares redeemed                                                 15,488
Payable to investment advisor                                                    20,838
Payable to financial accountant                                                     321
Accounts payable and accrued liabilities                                         31,541
---------------------------------------------------------------------------------------
       Total liabilities                                                      9,442,802
---------------------------------------------------------------------------------------
       NET ASSETS                                                          $ 33,827,776
=======================================================================================
ANALYSIS OF NET ASSETS
Paid in capital                                                              29,848,685
Undistributed net investment income (loss)                                      (96,271)
Accumulated net realized gain (loss) on investments                             (32,836)
Net unrealized appreciation (depreciation) of investments                     4,108,198
---------------------------------------------------------------------------------------
       NET ASSETS                                                          $ 33,827,776
=======================================================================================

Shares outstanding (no par value; unlimited number of shares authorized)      2,452,780
Net asset value and redemption price per share                             $      13.79

*     Including securities on loan with a value of $8,934,065


   Growth and Income Portfolio
10 SEMIANNUAL REPORT  Statement of Assets and Liabilities

               See accompanying Notes to Schedule of Investments.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
----------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                 $ 176,792
Dividends*                                                                 154,901
Securities lending income                                                   20,342
----------------------------------------------------------------------------------
       Total investment income                                             352,035
----------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                   123,190
Financial accounting fees                                                    1,733
Audit and legal fees                                                        49,423
Trustees' fees                                                              13,904
Custodian fees                                                               6,716
Other                                                                       14,551
----------------------------------------------------------------------------------
       Total expenses                                                      209,517
----------------------------------------------------------------------------------
       NET INVESTMENT INCOME (LOSS)                                        142,518
==================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
   Investments                                                             469,468
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
   Investments                                                            (746,815)
----------------------------------------------------------------------------------
       NET GAIN (LOSS) ON INVESTMENTS                                     (277,347)
==================================================================================
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $(134,829)
==================================================================================

*     Net of foreign taxes withheld of $2,628.


                                                  Growth and Income Portfolio
                                   Statement of Operations  SEMIANNUAL REPORT 11

                 See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

                                                                                        Six
                                                                                   Months Ended
                                                                                   June 30, 2005         Year Ended
                                                                                    (unaudited)       December 31, 2004
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                       $    142,518         $    324,564
Net realized gain (loss) from investments and foreign currency transactions             469,468              948,985
Change in net unrealized appreciation/depreciation of investments                      (746,815)           1,858,703
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        (134,829)           3,132,252
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                                  (295,822)            (357,077)

CAPITAL SHARE TRANSACTIONS
Issued                                                                                1,860,430           10,654,791
Issued in reinvestment of distributions                                                 295,822              357,077
Redeemed                                                                             (1,617,143)          (2,435,364)
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions                539,109            8,576,504
--------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 108,458           11,351,679
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                                  33,719,318           22,367,639
--------------------------------------------------------------------------------------------------------------------
End of period                                                                      $ 33,827,776         $ 33,719,318
====================================================================================================================
Undistributed net investment income (loss)                                         $    (96,271)        $     57,033

CAPITAL SHARE TRANSACTIONS
Shares issued                                                                           137,301              814,736
Shares issued in reinvestment of distributions                                           21,512               27,011
Shares redeemed                                                                        (117,926)            (184,972)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in capital shares outstanding                                    40,887              656,775
--------------------------------------------------------------------------------------------------------------------


   Growth and Income Portfolio
12 SEMIANNUAL REPORT  Statement of Changes in Net Assets

                 See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. Calamos Advisors Trust, a Massachusetts business trust organized on February 17, 1999 (the "Trust"), consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"). The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.

PORTFOLIO VALUATION. In computing the net asset value of the Portfolio, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Portfolio may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Portfolio's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized


                                                  Growth and Income Portfolio
                             Notes to Financial Statements  SEMIANNUAL REPORT 13

Notes to Financial Statements (Unaudited)

using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers fair valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Trust's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Portfolio also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Financial records are not adjusted for temporary differences.


   Growth and Income Portfolio
14 SEMIANNUAL REPORT  Notes to Financial Statements

                                       Notes to Financial Statements (Unaudited)

INDEMNIFICATIONS. Under the Portfolio's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Portfolio pays an annual fee, payable monthly, equal to 0.75% of the average daily net assets of the Portfolio.

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services. For purposes of this calculation combined assets means the net assets of Calamos Investment Trust, Calamos Advisors Trust, and the managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund and Calamos Convertible Opportunities and Income Fund. Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Portfolio pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on average net assets of the Portfolio.

Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $21,377 are included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2005. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio and is included in "Accounts payable and accrued liabilities" on the Statement of Assets and Liabilities at June 30, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2005 were as follows:

Purchases                 $10,722,018
Proceeds from sales        10,478,657


                                                  Growth and Income Portfolio
                             Notes to Financial Statements  SEMIANNUAL REPORT 15

Notes to Financial Statements (Unaudited)

The following information is presented on an income tax basis as of June 30, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at June 30, 2005 was as follows:

Cost basis of investments                                          $ 39,033,473
                                                                   ------------
Gross unrealized appreciation                                         4,600,956
Gross unrealized depreciation                                          (552,375)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $  4,048,581
                                                                   ============

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions for the period ended June 30, 2005, if any, will be determined at the end of the Portfolio's current fiscal year.

Distributions during the fiscal years ended December 31, 2004 and December 31, 2003 were characterized for income tax purposes as follows:

                                                             2004         2003
--------------------------------------------------------------------------------
Distributions paid from net investment income              $357,077     $611,634

The Portfolio intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the year ended December 31, 2004, the Portfolio utilized $769,151 of capital losses.

As of December 31, 2004, the Portfolio had net tax basis capital loss carryforwards of $414,734 and $195,660 which will expire, if not used, in 2010 and in 2009, respectively. In addition, the Portfolio had a Post-October contingent payment loss of $72,133 which will be treated as having occurred on January 1, 2005.

NOTE 5 - SECURITIES LENDING

For the six months ended June 30, 2005, the Portfolio loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At June 30, 2005, the Portfolio had securities valued at $8,934,065 that were on loan to broker-dealers and banks and received $9,190,199 in cash collateral which was invested in a money market fund as included on the schedule of investments.


   Growth and Income Portfolio
16 SEMIANNUAL REPORT  Notes to Financial Statements

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                           For the Six Months                        Year Ended
                                                           Ended June 30, 2005                      December 31,
                                                               (unaudited)        2004       2003       2002       2001       2000
                                                           ------------------------------------------------------------------------
Net asset value, beginning of period                             $ 13.98        $ 12.74    $ 10.46    $ 11.29    $ 12.30    $ 12.18
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                     0.06           0.13       0.34       0.43       0.38       0.31
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) from
    investments and foreign currency transactions                  (0.13)          1.27       2.32      (0.89)     (0.99)      0.39
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                             (0.07)          1.40       2.66      (0.46)     (0.61)      0.70
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                            (0.12)         (0.16)     (0.38)     (0.37)     (0.40)     (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends from net realized gains                                  --             --         --         --         --      (0.28)
-----------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                          (0.12)         (0.16)     (0.38)     (0.37)     (0.40)     (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 13.79        $ 13.98    $ 12.74    $ 10.46    $ 11.29    $ 12.30
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                                   (0.48)%        11.10%     25.76%     (4.10)%    (4.87)%     5.72%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                               $33,828        $33,719    $22,368    $15,863    $15,104    $10,859
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net expenses to average net assets                      1.28%*         1.31%      1.47%      1.00%      1.00%      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average
    net assets                                                      0.73%*         1.16%      3.11%      3.98%      3.41%      3.01%
-----------------------------------------------------------------------------------------------------------------------------------
   Ratio of gross expenses to average net assets prior to
    waiver of expenses by the Advisor                               1.28%*         1.31%      1.59%      1.78%      1.28%      3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            32.17%         79.53%     68.46%     42.88%     57.57%     70.51%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

*     Annualized


                                                  Growth and Income Portfolio
                                      Financial Highlights  SEMIANNUAL REPORT 17

TRUSTEE APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees of Calamos Advisors Trust oversees the Portfolio's management, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for the Trust and the Portfolio.

In connection with their most recent consideration of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with Calamos Advisors' representatives the operations and the nature and quality of the advisory and other services provided by Calamos Advisors to the Portfolio. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustee's responsibilities in evaluating the management agreement. In the course of their consideration of the agreement the Independent Trustees were advised by their counsel, and in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 30, 2005, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Portfolio and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2006, subject to earlier termination as provided in the agreement.

In considering the management agreement's continuation, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Portfolio, taking into account the Portfolio's investment objective and strategy and the Trustees' knowledge gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Portfolio. The Trustees also considered other services provided to the Portfolio by Calamos Advisors, such as managing the execution of Portfolio transactions and the selection of broker-dealers for those transactions, serving as the Portfolio's administrator, monitoring adherence to the Portfolio's investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, and overseeing the activities of other service providers, including monitoring compliance with various Portfolio policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to the Portfolio were appropriate and consistent with the terms of the manage-


   Growth and Income Portfolio
18 SEMIANNUAL REPORT Trustee Approval of Management Agreement ment agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Portfolio was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Portfolio effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

PERFORMANCE OF THE PORTFOLIO

The Trustees considered the performance results for the Portfolio over various time periods. They reviewed information comparing the Portfolio's performance with the performance of comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and with the Portfolio's benchmarks.

The Trustees concluded that although past performance is not necessarily indicative of future results, the Porfolio's strong longer term performance was an important factor in the Trustees' evaluation of the quality of services provided by Calamos Advisors under the management agreement.

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS

The Trustees examined information on the Portfolio's fees and expenses in comparison to information for comparable funds as provided by Lipper. The Trustees noted that the contractual rates of management fees and the actual management fees after fee waivers were greater than the median management fees of the respective Lipper peer groups. They also noted that the Portfolio's overall expense ratio was higher than the median expense ratios of its respective peer groups.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the very competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Portfolio's investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and other business units. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the particular manager's organizational structure, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that Calamos Advisor's profitability regarding the Portfolio in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances its sub-advisory, and in many


                                                  Growth and Income Portfolio
                  Trustee Approval of Management Agreement SEMIANNUAL REPORT 19 instances its institutional separate account, fees for various investment strategies are lower than the management fees charged to the Portfolio, the Trustees noted that Calamos Advisors performs significant additional services for the Portfolio that it does not provide to those other clients, including administrative services, oversight of the Portfolio's other service providers, trustee support, regulatory compliance and numerous other services.

Finally, the Trustees considered Calamos Advisor's financial condition, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the Portfolio to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the Portfolio's longer term performance record and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Portfolio's estimated overall expense ratio, taking into account quality of services provided by Calamos Advisors and the Portfolio's investment performance, was also reasonable.

ECONOMIES OF SCALE

The Trustees received and discussed information concerning whether Calamos Advisors realizes economies of scale as the Portfolio's assets increase. The Trustees concluded that the fee schedule for the Portfolio represents an appropriate sharing of economies of scale at current asset levels.

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Portfolio. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Portfolio therefor, the Portfolio and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees also considered Calamos Advisors' use of commissions to be paid by the Portfolio on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Portfolio and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Portfolio. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Portfolio's transactions, the Portfolio also benefits from the receipt of research products and services to be acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Portfolio's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Portfolio.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement was in the best interest of the Portfolio and its shareholders.


   Growth and Income Portfolio
20 SEMIANNUAL REPORT  Trustee Approval of Management Agreement

                      This page intentionally left blank.

                                    [LOGO](R)
                             CALAMOS INVESTMENTS(R)

     Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-2787 |
                         800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Advisors LLC, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563, or by visiting the SEC website at http://www.sec.gov. The Portfolio's proxy voting record for the twelve month period ended June 30, 2005, is also available free of charge upon request by calling or writing Calamos Advisors LLC and by visiting the SEC website at http://www.sec.gov. The Portfolio files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Advisors LLC or by visiting the SEC website. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

CALAMOS ADVISORS TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Portfolio. The report is not authorized for distribution to prospective investors in the Portfolio unless it is accompanied by a currently effective prospectus of the Portfolio, and, after September 30, 2005, updated performance data for the most recently completed calendar quarter.

              (C) 2005 Calamos Holdings LLC. All Rights Reserved.
      Calamos(R), CALAMOS INVESTMENTS(R), STRATEGIES FOR SERIOUS MONEY(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                KCLSAN 2146 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust


By:    /s/ John P. Calamos, Sr.
     -----------------------------------------------------
Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  August 26, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust


By:    /s/ John P. Calamos, Sr.
     -----------------------------------------------------
Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  August 26, 2005


By:    /s/ Patrick H. Dudasik
     -----------------------------------------------------
Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  August 26, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.